Inventory	3 Months Ended
Jun. 30, 2011
Inventory
Schedule of Inventory, Current [Table Text Block]	NOTE 3 – INVENTORIES At June 30, 2011, inventories consisted of the following:
Raw materials	$3,736
Finished goods	3,288
Less reserve for obsolete inventory	(1,000)
Inventories	$6,024